20) Derivative financial instruments (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Offsetting of financial assets and liabilities
Gross amount	R$ 217,108,353	R$ 174,100,023
Interbank Investments [Member]
Offsetting of financial assets and liabilities
Gross amount	179,729,420	48,278,561
Related amount offset in the statement of financial position	0	0
Net amount	179,729,420	48,278,561
Derivative Financial Instruments Assets [Member]
Offsetting of financial assets and liabilities
Gross amount	24,815,393	14,511,191
Related amount offset in the statement of financial position	0	0
Net amount	24,815,393	14,511,191
Securities sold under agreements to repurchase [Member]
Offsetting of financial assets and liabilities
Gross amount	217,108,353	174,100,023
Related amount offset in the statement of financial position	0	0
Net amount	217,108,353	174,100,023
Derivative Financial Instruments Liabilities [Member]
Offsetting of financial assets and liabilities
Gross amount	18,697,682	14,244,083
Related amount offset in the statement of financial position	0	0
Net amount	R$ 18,697,682	R$ 14,244,083